Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38591
Entity Registrant Name	Pinduoduo Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	28/F, No. 533 Loushanguan Road, Changning District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200051
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares
Trading Symbol	PDD
Security Exchange Name	NASDAQ
Entity Central Index Key	0001737806
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Entity Address, Address Line One	28/F, No. 533 Loushanguan Road, Changning District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200051
Entity Address, Country	CN
Contact Personnel Name	Jianchong Zhu
Contact Personnel Email Address	investor@pinduoduo.com
Class A ordinary shares
Entity Common Stock, Shares Outstanding	2,575,580,988
Class B ordinary shares
Entity Common Stock, Shares Outstanding	2,074,447,700